Use of Judgments and Estimates - Additional Information (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Use of Estimates and Judgments [Line Items]
Impairment of goodwill	€ 0	€ 2,449,000